Shareholders' Equity and Comprehensive Income (Narrative) (Details)	Sep. 27, 2013 USD ($)	Sep. 27, 2013 CHF	Aug. 21, 2013 USD ($)	May 22, 2013 USD ($)	Mar. 29, 2013 USD ($)	Mar. 06, 2013 USD ($) installment	Mar. 06, 2013 CHF	Feb. 20, 2013 USD ($)	Nov. 15, 2012 USD ($)	Sep. 28, 2012 USD ($)	Sep. 17, 2012 USD ($) installment	Aug. 22, 2012 USD ($)	May 23, 2012 USD ($)	Mar. 07, 2012 USD ($) installment	Mar. 09, 2011 USD ($) installment	Nov. 14, 2013 Subsequent Event [Member] USD ($)
Class of Stock [Line Items]
Annual dividend, approved, common stock (in dollars per share)						$ 0.64					$ 0.30			$ 0.50	$ 1.00
Number of installments for payment of dividend						4	4				2			2	4
Dividend per share payable in installments (in dollars per share)						$ 0.16									$ 0.25
Dividends payable	$ 148,000,000				$ 296,000,000					$ 139,000,000	$ 139,000,000			$ 231,000,000	$ 468,000,000
Dividend Per Common Stock Payable in Two Installments											$ 0.15			$ 0.25
First installment of dividend per common stock (in dollars per share)				$ 0.16									$ 0.25
Second installment of dividend on common stock paid (in dollars per share)			$ 0.16									$ 0.25
Third Installment, Dividend Per Common Stock																$ 0.16
Dividend per share related to separation	$ 0.30
First installment of dividend per common stock related to separation (in dollars per share)									$ 0.15
Second installment of dividend per common stock related to separation (in dollars per share)								$ 0.15
Share capital, in CHF		243,181,525
Share Capital Prior To Reduction In CHF							3,258,632,435
Share Capital After Reduction In CHF							243,181,525
Common Shares Par Value in CHF Per Share Prior to Reduction							6.70
Common Shares Par Value After Reduction In CHF Per Share							0.50
Registered common shares	486,363,050	486,363,050
Registered common shares, par value (in CHF per share)		0.50
Share capital, potential maximum increase, value in CHF		121,500,000
Share capital, potential maximum increase, shares	243,000,000	243,000,000
Share capital, potential maximum increase, value through conversion, options and warrants, in CHF		23,964,755
Share capital, potential maximum increase, shares, through conversion, options and warrants	47,929,510	47,929,510
Share capital, potential maximum increase, value, through issuance to employees and other persons, in CHF		23,964,755
Share capital, potential maximum increase, shares through issuance to employees and other persons	47,929,510	47,929,510
Share capital, contributed surplus, in CHF							3,015,450,910